Commitments and Contingencies - Summary of SOC Projects (Parenthetical) (Detail) - SOC Projects [member] ₩ in Millions	Dec. 31, 2025 KRW (₩)
Funding Obligation [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	₩ 1,619,113
Funding Obligation [Member] | Pocheon Hwado Highway Corp [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	307,273
Funding Obligation [Member] | POHANG E&E Co., LTD, Pureun Tongyeong Enviro Co., Ltd, Pure Gimpo.Co.,Ltd, and Clean Iksan Co.,Ltd [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	90,387
Other Shares [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	7,702,054
Other Shares [Member] | Pocheon Hwado Highway Corp [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	555,848
Other Shares [Member] | POHANG E&E Co., LTD, Pureun Tongyeong Enviro Co., Ltd, Pure Gimpo.Co.,Ltd, and Clean Iksan Co.,Ltd [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	163,819
POSCO DX Co., Ltd.[member] | Jeonnong Schoo Keeper Co. And Others [Member] | Other related parties [member]
Disclosure of contingent liabilities [line items]
Approved Loan Amount Including Other Interests	1,122,320
Outstanding Balance Of Loan Including Other Interests	₩ 337,508